Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s noncurrent deferred tax assets and liabilities as of December 31, consist of the following:

	2024	2023

Deferred tax assets:
Net operating loss carryforwards	$1,876,000	$1,623,000
Capitalzed software – IRC 174	320,000	441,000
Other assets	-	10,000
Valuation allowance	(2,190,000)	(2,074,000)

Total deferred tax assets, noncurrent	6,000	-

Deferred tax liabilities:
Other	6,000	-

Total deferred tax liabilities, noncurrent	6,000	-

Total net deferred tax assets and liabilities	$-	$-

Schedule of Income Taxes Statutory Federal Income Tax Rate

Income taxes computed at the statutory federal income tax rate of 21% are reconciled to the provision for income taxes as follows:

	2024		2023
	Amount	% of Pretax Earnings	Amount	% of Pretax Earnings

Income tax benefit at statutory rate	$(489,000)	21.0%	$(1,424,000)	21.0%
State income taxes, net of federal benefit	-	0.0%	(336,000)	5.0%
Nondeductible expenses	39,000	(1.7)%	73,000	(1.1)%
Foreign rate differential	(35,000)	1.5%	(25,000)	0.3%
Other	-	0.0%	(52,000)	0.8%
Prior period deferred tax true up	278,000	(11.9)%	-	0.0%
Change in state tax rate	91,000	(3.9)%	-	0.0%
Change in valuation allowance	$116,000	(5.0)%	$1,764,000	(26.0)%

Provision for income tax benefit	$-	0.0%	$-	0.0%